STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Class B Common Stock [Member] Foresight Acquisition Corp [Member]	Common Class B Foresight Acquisition Corp [Member]	Class A Common Stock subject to possible redemption [Member] Common Stock [Member] Foresight Acquisition Corp [Member]	Additional Paid-in Capital [Member] Foresight Acquisition Corp [Member]	Accumulated Deficit Foresight Acquisition Corp [Member]	Foresight Acquisition Corp [Member]	Total
Beginning balance at Aug. 19, 2020		$ 0			$ 0	$ 0	$ 0
Beginning balance, Shares at Aug. 19, 2020		0
Sale of units	[1]	$ 791			24,209	0	25,000
Stock issued during period shares	[1]	7,906,250
Net (loss)		$ 0			0	(2,286)	(2,286)
Ending balance at Dec. 31, 2020		$ 791		$ 0	24,209	(2,286)	22,714
Ending balance, Shares at Dec. 31, 2020		7,906,250
Net (loss)		$ 0		0	0	4,818,956	4,818,956
Ending balance at Mar. 31, 2021		$ 791		$ 83	0	(4,566,544)	(4,565,670)
Ending balance, Shares at Mar. 31, 2021		7,906,250		832,500
Beginning balance at Dec. 31, 2020		$ 791		$ 0	24,209	(2,286)	22,714
Beginning balance, Shares at Dec. 31, 2020		7,906,250
Net (loss)			$ (188,517)				(854,214)	$ (77,700,292)
Ending balance at Sep. 30, 2021		$ 791		$ 83	0	(10,239,714)	(10,238,840)
Ending balance, Shares at Sep. 30, 2021		7,906,250		832,500
Beginning balance at Mar. 31, 2021		$ 791		$ 83	0	(4,566,544)	(4,565,670)
Beginning balance, Shares at Mar. 31, 2021		7,906,250		832,500
Net (loss)		$ 0		$ 0	0	(10,523,877)	(10,523,877)
Ending balance at Jun. 30, 2021		$ 791		$ 83	0	(15,090,421)	(15,089,547)
Ending balance, Shares at Jun. 30, 2021		7,906,250		832,500
Net (loss)		$ 0	$ 950,132	$ 0	0	4,850,707	4,850,707	$ (31,366,517)
Ending balance at Sep. 30, 2021		$ 791		$ 83	$ 0	$ (10,239,714)	$ (10,238,840)
Ending balance, Shares at Sep. 30, 2021		7,906,250		832,500

[1]	Included an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).